Property, plant and equipment - assets under finance lease agreements (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease	€ 326	€ 402
Industrial buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease	197	209
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease	€ 129	€ 193